Significant Accounting Policies - Schedule of Movements in the Allowance for Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Balance as of January 1	¥ 19,887
Amounts charged to expenses	617	19,887
Balance as of December 31	¥ 20,504	¥ 19,887